Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 74,561	₱ 63,110
Collateral and Other Credit Enhancements	528	561
Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	75,089	63,671
Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	481
Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	481
Financial instruments at amortized cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	26,474	25,729
Collateral and Other Credit Enhancements	355	377
Financial instruments at amortized cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	26,829	26,106
Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,115	3,206
Financial instruments at amortized cost [Member] | Other financial assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,115	3,206
Financial instruments at amortized cost [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,153	150
Financial instruments at amortized cost [Member] | Debt Instruments at Amortized Cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,153	150
Financial instruments at amortized cost [Member] | Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	40,064	24,185
Collateral and Other Credit Enhancements	173	184
Financial instruments at amortized cost [Member] | Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	40,237	24,369
Financial instruments at amortized cost [Member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	508	314
Financial instruments at amortized cost [Member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	508	314
Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,134	6,440
Collateral and Other Credit Enhancements	18	46
Financial instruments at amortized cost [Member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,152	6,486
Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	8,123	8,072
Collateral and Other Credit Enhancements	337	331
Financial instruments at amortized cost [Member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	8,460	8,403
Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,284	1,519
Financial instruments at amortized cost [Member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,284	1,519
Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	165	799
Financial instruments at amortized cost [Member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	165	799
Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,992	5,229
Financial instruments at amortized cost [Member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,992	5,229
Financial instruments at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,855	10,277
Financial instruments at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	7,855	10,277
Financial instruments at FVPL [Member] | Other financial assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,972	6,866
Financial instruments at FVPL [Member] | Other financial assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	6,972	6,866
Financial instruments at FVPL [Member] | Financial assets at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	380	3,369
Financial instruments at FVPL [Member] | Financial assets at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	380	3,369
Financial instruments at FVPL [Member] | Interest rate swap contract [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	22	31
Financial instruments at FVPL [Member] | Interest rate swap contract [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	22	31
Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		8
Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		8
Financial instruments at FVPL [Member] | Long-term currency swap [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		1
Financial instruments at FVPL [Member] | Long-term currency swap [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		1
Financial instruments at FVPL [Member] | Currency Swap Contract [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		2
Financial instruments at FVPL [Member] | Currency Swap Contract [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		2
Financial instruments at FVOCI [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	168	2,919
Financial instruments at FVOCI [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	168	2,919
Financial instruments at FVOCI [Member] | Financial instruments at FVOCI [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	168	2,919
Financial instruments at FVOCI [Member] | Financial instruments at FVOCI [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 168	₱ 2,919